Cover	Feb. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2022
Entity File Number	000-50912
Entity Registrant Name	AMERICAN INTERNATIONAL HOLDINGS CORP.
Entity Central Index Key	0001300524
Entity Tax Identification Number	88-0225318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7950 Legacy Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	803-5337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false